Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Maximum Exposure to Credit Risk for Financial Assets
	As at December 31,
	2021	2020
	$ Thousands
	Carrying amount
Cash and cash equivalents	474,544	286,184
Short-term and long-term deposits and restricted cash	26,720	636,201
Trade receivables and other assets	92,552	61,974
Short-term and long-term derivative instruments	9,103	279
	602,919	984,638

Schedule of Maximum Exposure to Credit Risk for Trade Receivables By Geographic Region
	As at December 31,
	2021	2020
	$ Thousands
Israel	56,632	47,741
Other regions	6,011	207
	62,643	47,948

Schedule of Aging of Trade Receivables
	As at December 31
	2021	2020
	$ Thousands	$ Thousands
Not past due	62,643	47,948

Schedule of Anticipated Repayment Dates of the Financial Liabilities
	As at December 31, 2021
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	136,505	136,505	136,505	-	-	-
Other current liabilities	204,686	204,686	204,686	-	-	-
Lease liabilities including interest payable *	33,395	38,375	19,492	2,602	6,232	10,049
Debentures (including interest payable) *	586,600	669,883	21,326	24,431	236,364	387,762
Loans from banks and others including interest *	628,293	772,875	44,244	70,895	325,201	332,535

Financial liabilities – hedging instruments
Forward exchange rate contracts	5,014	6,368	6,230	138	-	-
Other forward exchange rate contracts	1,199	1,790	1,790	-	-	-

	1,595,692	1,830,482	434,273	98,066	567,797	730,346

*	Includes current portion of long-term liabilities.

	As at December 31, 2020
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	92,542	92,542	92,542	-	-	-
Other current liabilities	24,302	24,302	24,302	-	-	-
Lease liabilities including interest payable *	18,605	22,075	14,378	667	1,840	5,190
Debentures (including interest payable) *	304,701	349,869	13,999	13,914	90,142	231,814
Loans from banks and others including interest *	615,843	799,275	65,337	63,087	260,065	410,786

Financial liabilities – hedging instruments
Interest SWAP contracts	11,014	41,092	6,083	5,596	13,923	15,490
Forward exchange rate contracts	34,273	33,409	31,637	1,772	-	-
Other forward exchange rate contracts	766	748	748	-	-	-

	1,102,046	1,363,312	249,026	85,036	365,970	663,280

*	Includes current portion of long-term liabilities.

Schedule of Exposure Foreign Currency Risk Non-Hedging Derivative Financial Instruments
The Group’s exposure to foreign currency risk in respect of non‑hedging derivative financial instruments is as follows:

	As at December 31, 2021
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	3,135	9,746	2022	3
Forward contracts on exchange rates	EURO	NIS	4,929	18,571	2022	(1,199)
Call options on foreign currency	Dollar	NIS	17,828	67,231	2022	4

	As at December 31, 2020
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	12,064	39,535	2021	(766)
Call options on foreign currency	Dollar	NIS	50,284	189,620	2021–2022	278
Put options on foreign currency	Dollar	NIS	35,347	9,374	2021	(33)

The Group’s exposure to foreign currency risk in respect of non‑hedging derivative financial instruments is as follows:

	As at December 31, 2021
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	33,333	109,259	2022-2023	(5,014)

	As at December 31, 2020
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	175,704	598,295	2021–2022	(34,273)

Schedule of Exposure to Index Risk with Respect to Derivative Instruments
	As at December 31, 2021
	Index receivable	Interest payable	Expiration date	Amount of linked principal	Fair value
				$Thousands
CPI-linked derivative instruments
Interest exchange contract	CPI	1.76%	2036	107,598	7,369

	As at December 31, 2020
	Index receivable	Interest payable	Expiration date	Amount of linked principal	Fair value
				$Thousands
CPI-linked derivative instruments
Interest exchange contract	CPI	1.70%	2031	240,462	(7,371)
Interest exchange contract	CPI	1.76%	2036	109,087	(3,643)

Schedule of Exposure to CPI and Foreign Currency Risks
	As at December 31, 2021
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	159,838	-	1,329
Short-term deposits and restricted cash	179	-	50
Trade receivables	56,632	-	81
Other current assets	1,308	-	4
Long-term deposits and restricted cash	21,463	-	-
Total financial assets	239,420	-	1,464

Trade payables	59,381		11,842
Other current liabilities	23,536	7,044	190
Loans from banks and others and debentures	592,102	459,732	-
Total financial liabilities	675,019	466,776	12,032

Total non-derivative financial instruments, net	(435,599)	(466,776)	(10,568)
Derivative instruments	-	7,369	(1,199)
Net exposure	(435,599)	(459,407)	(11,767)

	As at December 31, 2020
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	55,512	-	251
Short-term deposits and restricted cash	537,563	-	-
Trade receivables	47,791	-	156
Other current assets	2,909	-	8
Investments in other companies	-	-	235,218
Long-term deposits and restricted cash	60,954	-	-
Total financial assets	704,729	-	235,633

Trade payables	41,051	-	13,723
Other current liabilities	21,056	4,952	244
Loans from banks and others and debentures	131,082	789,462	-
Total financial liabilities	193,189	794,414	13,967

Total non-derivative financial instruments, net	511,540	(794,414)	221,666
Derivative instruments	-	(11,014)	-
Net exposure	511,540	(805,428)	221,666

Schedule of Sensitivity Analysis
	As at December 31, 2021
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	(9,219)	(4,609)	4,609	9,219
Shekel/EUR	(728)	(364)	364	728

	As at December 31, 2021
	2% increase	1% increase	1% decrease	2% decrease
	$Thousands
Non-derivative instruments
CPI	(6,639)	(3,320)	3,320	6,201

	As at December 31, 2020
	10% increase	5% increase	5% decrease	10% decrease
	$Thousands
Non-derivative instruments
Shekel/dollar	452	226	(226)	(452)
Shekel/EUR	(814)	(407)	407	814

	As at December 31, 2020
	2% increase	1% increase	1% decrease	2% decrease
	$ Thousands
Non-derivative instruments
CPI	(13,455)	(6,727)	3,346	6,095

Schedule of Type of Interest Borne by Financial Instruments
	As at December 31,
	2021	2020
	Carrying amount
	$ Thousands
Fixed rate instruments
Financial assets	16,137	580,607
Financial liabilities	(941,733)	(860,787)
	(925,596)	(280,180)

Variable rate instruments
Financial assets	55,033	86,028
Financial liabilities	(267,882)	(57,078)
	(212,849)	28,950

Schedule of Effect of 100 Basis Point Change on Profit and Loss
	As at December 31, 2021
	100bp increase	100 bp decrease
	$ Thousands
Variable rate instruments	(2,128)	2,128

	As at December 31, 2020
	100bp increase	100 bp decrease
	$ Thousands
Variable rate instruments	290	(290)

Schedule of foreign currency rates
	As at December 31, 2021
	0.5% decrease	0.5% increase	1% increase	1.5% increase
	$ Thousands

Long-term loans (US LIBOR)	566	(567)	(1,133)	(1,699)
Interest rate swaps (US LIBOR)	(396)	396	793	1,189

Schedule of derivative financial instruments used for hedging
		As at December 31, 2021
	Linkage receivable	Interest rate	Expiration date	Amount of the linked reserve	Fair value
				$ Thousands

Interest rate swaps	USD LIBOR interest	0.93%	2030	69,371	936

Schedule of Carrying Amount and Fair Value of Financial Instrument Groups
	As at December 31, 2021
	Carrying amount	Fair value
	$ Thousands
Liabilities
Non-convertible debentures	586,600	642,077
Long-term loans from banks and others (excluding interest)	488,455	545,806
Loans from non-controlling interests	138,050	141,596

	As at December 31, 2020
	Carrying amount	Fair value
	$ Thousands
Liabilities
Non-convertible debentures	304,701	328,426
Long-term loans from banks and others (excluding interest)	615,403	733,961

Schedule of Financial Instruments Measured at Fair Value
	As at	As at
	December 31, 2021	December 31, 2020
	Level 3	Level 3
	$ Thousands	$ Thousands
Asset
Long-term investment (Qoros)	-	235,218

Schedule of Valuation Techniques Used in Measuring Level 3 Fair Values
Type	Valuation technique	Significant unobservable data	Inter-relationship between significant unobservable inputs and fair value measurement
Long-term investment (Qoros) (2021)	The Group assessed the fair value of the long-term investment (Qoros) using the present value of the expected cash flows.	The likelihood of expected cash flows.	The estimated fair value would increase if the likelihood of expected cash flows increase.
Long-term investment (Qoros) (2020)
The Group assessed the fair value of:
(1) the equity interest using a market comparison technique based on market multiples derived from the quoted prices of companies comparable to the investee, taking into consideration certain adjustments including the effect of the non-marketability of the equity investments; and
(2) the put option using standard valuation techniques such as: Binomial model using risk free rates from market information suppliers.
		- Adjusted market multiples. - The Group researched on data from comparable companies on inputs such as expected volatility and credit risk.	The estimated fair value would increase (decrease) if: - the period end price is higher (lower) - the volatility is higher (lower) - the credit risk is lower (higher)